Investment Strategy	Jan. 28, 2026
Miller Value Partners Appreciation ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchange-traded fund (“ETF”) that seeks to achieve its investment objective by investing in securities that Miller Value Partners, LLC (the “Advisor”) believes have an above-average probability of outperforming the S&P 500® Index (the “S&P 500”) over a multi-year time horizon. The Fund will typically invest in a portfolio of approximately 20-40 common stocks without regard to market capitalization.
In selecting investments for the Fund’s portfolio, the Advisor seeks maximum flexibility to identify stocks that are undervalued and likely to generate excess returns, using models designed to estimate possible outcomes under various conditions. The Advisor will seek to select stocks it believes are likely to trade at a significantly higher price in the future. The Advisor makes such judgments by estimating the “intrinsic” value of the issuer’s shares, based on its projections of future free cash flows and asset values, with the expectation that the market will adopt that price in the next several years. In reaching an estimate of “intrinsic value,” the Advisor considers economic and industry data, capital allocation, management commentary on the state of the business, analyst notes, and current stock valuations as compared to historical valuations for that stock and peers.
The Advisor uses times of market dislocation, when prices for compelling businesses with less stable cash flows have come under pressure, presenting an opportunity for long-term investors to shift capital away from winners trading at now-fair prices into some of those names whose embedded expectations look too low. In assessing value, the Advisor places a heavy emphasis on a company’s capital allocation, business strategy and stakeholder alignment (i.e., economic alignment between a company’s management team and its common shareholders).
The Advisor may vary the weighting of each portfolio position based on its assessment of each stock’s probability to generate appropriate risk-adjusted returns, where “risk” is defined as the Advisor’s assessment of the probability of permanent capital impairment over a multi-year time horizon. The Fund may have a high “active share,” meaning it may take concentrated positions in stocks that have little or no weight in the S&P 500. The Fund may experience a high level of volatility, and performance of the Fund’s portfolio may deviate significantly from the S&P 500. While investing in a particular market sector is not a strategy of the Fund, its portfolio may be significantly invested in one or more sectors from time-to-time as a result of the investment selection decisions made pursuant to its strategy. The Fund can invest without limit in foreign securities of issuers in any country, including securities denominated in foreign currencies, and including countries with developing or emerging markets.
To enhance the Fund’s returns, the Fund may borrow for investment purposes, subject to the limits of the Investment Company Act of 1940 (the “1940 Act”) and the rules and regulations thereunder. To the extent the Fund borrows more money than it has cash or short-term cash equivalents and invests the proceeds, the Fund will create financial leverage. The use of borrowing for investment purposes increases both investment opportunity and investment risk.
The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. Additionally, the Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Miller Value Partners Leverage ETF
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
The Fund is an actively-managed exchanged-traded fund that seeks to achieve its investment objective by investing in ETFs that provide unleveraged or leveraged exposure to the S&P 500 Index, depending on trading signals from proprietary models used by the Fund’s investment advisor, Miller Value Partners, LLC, to implement the Fund’s investment strategy. When the Advisor’s trading signals indicate that the Fund should be in an unleveraged (or “leverage off”) position, the Fund will invest its assets in an ETF that seeks to track the performance of the Index (“Unleveraged ETF”). Currently, the Unleveraged ETF the Fund intends to invest in when in an unleveraged position is SPDR S&P 500 ETF (ticker: SPY). When the Advisor’s trading signals indicate that the Fund should be in a leveraged (or “leverage on”) position, the Fund will invest its assets in an ETF that seeks investment results that correspond to two times the performance of the Index on a daily basis (“Leveraged ETF”). Currently, the Leveraged ETFs the Fund intends to invest in when in a leveraged position include the ProShares Ultra S&P 500 ETF (ticker: SSO) and/or Direxion Daily S&P 500 Bull 2X Shares (ticker: SPUU). An Unleveraged ETF or a Leveraged ETF may also be referred to herein as an “Underlying ETF.”
The Advisor's proprietary models provide daily trading signals based on certain technical data for the Index (e.g., price changes, valuation metrics, and volatility measures, among others discussed below) to determine whether to implement the Fund’s investment strategy in a leveraged or unleveraged position on a daily basis. The Fund will seek to capitalize on the Index's propensity to increase in value over long time horizons by opportunistically timing the use of leverage when the trading signals indicate conditions are favorable for the Fund to be in a leverage on position. Such opportunistic use of leverage (as contrasted with an investment that is continuously in a leverage on position) should help to minimize the probability that decreases or volatility in the value of the Index will cause permanent loss of capital. The Index is a float-adjusted, market-capitalization weighted index that includes the stocks of the 500 leading U.S.-listed large-cap issuers. The Index is constructed by S&P Dow Jones Indices LLC. It is not possible to invest in the Index directly. As of December 31, 2025, the Index consisted of 503 constituents and was concentrated in the information technology sector. The Index is rebalanced quarterly. The Fund will be concentrated in an industry or group of industries to the extent the Index is concentrated in an industry or group of industries.
To gain unleveraged exposure to the Index, the Fund expects to hold a single Unleveraged ETF that invests in the common stocks of the issuers that comprise the Index substantially weighted to correspond to the Index weightings. When the Fund is in a leveraged position, the Fund expects to invest in a single Leveraged ETF. Leveraged ETFs seek to provide investment results that enhance the performance of the index or other benchmark that they track for a single day and rely, often extensively, on derivatives to achieve their objectives. The Leveraged ETF seeks daily investment results, before fees and expenses, that correspond to two times (2x) the return of the Index for a single day by investing in a combination of common stocks of securities that comprise the Index and derivatives, including swaps and futures contracts. Although the Fund, when in a leveraged position, invests in Leveraged ETFs that seek daily leveraged exposure equal to 200% of the Index, the Fund does not target a specific level of leverage over any period of time that is more than a single day. Rather, the Fund opportunistically uses leverage in seeking to achieve its objective of capital appreciation over a multi-year horizon.
The Fund expects that it will be invested in a Leveraged ETF for periods greater than one day when the Advisor’s trading signals so indicate. As a result, the Fund will be subject to the risks of compounding that affect investments in Leveraged ETFs, and the Fund’s returns during such a period are consequently expected to differ in amount, and possibly even direction, from the Leveraged ETF’s stated multiple (2x) times the return of the Index for the same period.
Although, the Fund expects to hold a single Underlying ETF to achieve its leveraged or unleveraged position, the Fund may invest in more than one Underlying ETF, if, in the Advisor’s opinion, such combination will better achieve the Fund’s investment objective, based on the Advisor’s assessment of the Underlying ETFs’ exposure to the Index, fees and liquidity. However, the Fund will invest in only Unleveraged ETFs or only Leveraged ETFs at any given time depending on the leverage signal; the Fund will not invest in a combination of Unleveraged and Leveraged ETFs at any time.
The Advisor will use an adaptive, data-driven approach in constructing the models that generate the trading signal that determines whether the Fund will be in a leveraged or unleveraged position. Data factors considered may include Index price levels, price changes, valuation metrics, correlations, interest rates, volatility measures, and other observable market data the Advisor identifies as important inputs to the proprietary models generating the leveraged or unleveraged trading signals. The Advisor may consider additional factors as the environment changes or as additional data emerge. The Advisor may also select certain factors over others, potentially exclusively, depending on market conditions or if the Advisor believes that including or excluding certain factors would result in a higher risk-adjusted rate of return over a multi-year holding period. When the Advisor’s trading signals dictate, the Fund will be in a leveraged position to maximize returns.
The Advisor will determine whether to adjust the Fund’s portfolio from a leverage off position to a leverage on position or vice versa at the close of each trading day consistent with the Advisor’s trading signals. Once the Fund is in an unleveraged or leveraged position it will maintain its investment in the Unleveraged ETF or Leveraged ETF, respectively, until the signal indicates a change to the opposite position. The Fund may engage in frequent and active trading a result of its investment strategies. Investors may check the Fund’s portfolio holdings posted on its website (www.millervaluefunds.com) to see whether the Fund is in a leveraged or unleveraged position for the current day.
Strategy Portfolio Concentration [Text]	As of December 31, 2025, the Index consisted of 503 constituents and was concentrated in the information technology sector.